Instruments eligible as capital	12 Months Ended
Dec. 31, 2021
Instruments Eligible As Capital
Instruments eligible as capital

17. Instruments eligible as capital

	2021	2020
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	12,056	15,492
Total	12,056	15,492

In June 2019, the subsidiary Nu Financeira issued a subordinated financial note in the amount equivalent to US$18,824 at the issuance date, which was approved as Tier 2 capital by the Brazilian Central Bank in September 2019. The note bears a fixed interest rate of 12.8%, matures in 2029, and is callable in 2024.

The Group designated the instruments eligible as capital at fair value through profit or loss at its initial recognition. The losses of fair value changes arising from its own credit risk in the amount of US$1,051 were recorded in other comprehensive income (loss) (losses of US$219 and US$249 in the years ended December 31, 2020 and 2019, respectively). All other fair value changes and interests in the amount of US$3,580 (US$1,984 and US$3,491 in the years ended December 31, 2020 and 2019, respectively) were recognized as profit or loss.

	2021	2020	2019
Balance at beginning of the year	15,492	22,084	-
New issuances	-	-	18,824
Interest accrued	2,137	1,689	1,306
Fair value changes	(5,717)	(3,673)	2,185
Own credit transferred to OCI	1,051	219	249
Effect of changes in exchange rates (OCI)	(907)	(4,827)	(480)
Balance at end of the year	12,056	15,492	22,084